Business Optimization Charges - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Discontinued operations	$ 0			$ (8)	$ (8)	$ (101)
Reserve adjustments	$ 0		$ 10	2	10
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		$ 1		3	2	5	$ 18
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		4	$ 3	4	1	3	10
Research and Development Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		$ 22		$ 28	$ 22	$ 24	$ 16